Commitments and Contingencies (Environmental Matter and Other) (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2015	Jun. 30, 2015 USD ($) Category Phase	Dec. 31, 2014 USD ($) Phase Utility Employee yr T lb Arrangements $ / Metric_Ton
Environmental Matters - Domestic - Air - Cross State Air Pollution Rule (Numeric) [Abstract]
Number of phases CSAPR will be implemented | Phase		2
Environmental Matters - Domestic - Water/Waste - Seepages and Groundwater Infiltration - Pennsylvania, Montana (Numeric) [Abstract]
Period for PPL Montana to provide financial assurance to Montana Department of Environmental Quality (in years)		5 years
Other - Nuclear Insurance (Numeric) [Abstract]
Maximum public liability for claims resulting an incident at nuclear station		$ 13,600,000,000
Maximum amount that could be assessed resulting from an incident at nuclear station		255,000,000
Maximum amount payable per year resulting from an incident at nuclear station		38,000,000
Maximum amount of insured property damage losses at nuclear station		2,000,000,000
Maximum assessment for retroactive premiums for nuclear outage insurance coverage		$ 55,000,000
Environmental Matters - Domestic - Water/Waste - Coal Combustion Residuals (CCRs) [Abstract]
Minimum range in years to complete closure requirements for CCRs under certain events	3 years
Maximum range in years to complete closure requirements for CCRs under certain events	10 years
Environmental Matters - Waters of the United States (WOTUS) [Abstract]
Number of categories identified | Category		6
Number of categories identified to be determined on case-by-case basis | Category		2
Minimum
Environmental Matters - Domestic - Air - Mercury and Air Toxics Standards (Numeric) [Abstract]
Possible period of extension to comply with final mercury and air toxics standards		1 year
Maximum
Environmental Matters - Domestic - Air - Mercury and Air Toxics Standards (Numeric) [Abstract]
Possible period of extension to comply with final mercury and air toxics standards		2 years
PPL Energy Supply LLC [Member]
Environmental Matters - Domestic - Air - Cross State Air Pollution Rule (Numeric) [Abstract]
Number of phases CSAPR will be implemented | Phase			2
Environmental Matters - Domestic - Air - Mercury and Air Toxics Standards (Numeric) [Abstract]
Period for compliance with final MACT standards (in years) | yr			3
Possible period of extension to comply with final MACT standards (in years) | yr			1
Environmental Matters - Domestic - Air - Greenhouse Gas Regulations and Tort Litigation (Numeric) [Abstract]
Percentage reduction of greenhouse gas emissions below 2005 levels by 2020			17.00%
Estimate of "social cost of carbon" per metric ton prior to 2015 | $ / Metric_Ton			23.8
Estimate of "social cost of carbon" per metric ton in 2015 | $ / Metric_Ton			38
Number of electric utility companies affected by a September 2009 U.S. Court of Appeals for the Second Circuit decision | Utility			5
Carbon dioxide emitted from PPL power plants during the reporting period (in tons) | T			26,000,000
Number of pounds in a ton of carbon dioxide emissions | lb			2,000
Environmental Matters - Domestic - Air - Renewable Energy Legislation (Numeric) [Abstract]
Proposed percentage of New Jersey renewable energy portfolio standard by 2020			30.00%
Proposed percentage of New Jersey renewable energy portfolio standard by 2050			80.00%
Environmental Matters - Domestic - Water/Waste - Coal Combustion Residuals (Numeric) [Abstract]
Number of approaches proposed by EPA in June 2010 to regulate CCRs | Arrangements			2
Environmental Matters - Domestic - Water/Waste - Seepages and Groundwater Infiltration - Pennsylvania, Montana (Numeric) [Abstract]
Period for PPL Montana to provide financial assurance to Montana Department of Environmental Quality (in years)			5 years
Environmental Matters - Domestic - Superfund and Other Remediation (Numeric) [Abstract]
Period end recorded discounted liability for the cost of pumping and treating groundwater, and operating and maintaining a passive wetlands treatment center			$ 19,000,000
Period of years used to calculate discounted environmental liability | yr			50
Weighted average discount rate applied to calculate the liability (in hundredths)			8.41%
Expected undiscounted payments per year related to pumping and treating groundwater, and operating and maintaining a passive wetlands treatment center after 2019			$ 93,000,000
Other - Nuclear Insurance (Numeric) [Abstract]
Maximum public liability for claims resulting an incident at nuclear station			13,600,000,000
Maximum amount that could be assessed resulting from an incident at nuclear station			255,000,000
Maximum amount payable per year resulting from an incident at nuclear station			38,000,000
Maximum amount of insured property damage losses at nuclear station			2,000,000,000
Maximum assessment for retroactive premiums for nuclear outage insurance coverage			$ 46,000,000
PPL Energy Supply LLC [Member] | International Brotherhood Of Electrical Workers Local 1600 [Member]
Other - Nuclear Insurance (Numeric) [Abstract]
Term, in years, of newly approved labor agreement | yr			3
Pension benefits recorded related to voluntary retirement election			$ 11,000,000
Severance compensation recorded related to voluntary retirement election			6,000,000
Total seperation benefits recorded related to voluntary retirement election			$ 17,000,000
Number of employees who elected voluntary retirement | Employee			105